DERIVATIVE LIABILITIES (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Number of shares convertible into		37,500
Fair market value of stock		$ 5.10
Conversion Price		$ 20.00
Volatility		118.00%	109.00%
Risk-free interest rate		1.63%	1.37%
Expected dividend yield		0.00%	0.00%
Life of Convertible Preferred Stock (year)		6 years	6 years
Derivative Financial Instruments, Liabilities [Member]
Derivative [Line Items]
Number of shares convertible into		750,000
Fair market value of stock		$ 5.10
Conversion Price		$ 5.70
Volatility		131.00%
Risk-free interest rate		0.13%
Expected dividend yield		0.00%
Life of Convertible Preferred Stock (year)		1 year
Series A Preferred Stock - Conversion Option [Member] | 31 December 2014
Derivative [Line Items]
Number of shares convertible into	750,000
Fair market value of stock	$ 5.10
Conversion Price	$ 5.70
Volatility	131.00%
Risk-free interest rate	0.25%
Expected dividend yield	7.00%
Life of Convertible Preferred Stock (year)	1 year
Series B Preferred Stock - Conversion Option [Member] | 11 February 2015 | 31 Group, LLC [Member]
Derivative [Line Items]
Number of shares convertible into	350,000
Fair market value of stock	$ 4.22
Conversion Price	$ 3.57
Volatility	143.40%
Risk-free interest rate	0.24%
Expected dividend yield	7.00%
Life of Convertible Preferred Stock (year)	1 year
Series B Preferred Stock - Conversion Option [Member] | 24 February 2015 | Related Party [Member]
Derivative [Line Items]
Number of shares convertible into	845,000
Fair market value of stock	$ 4.50
Conversion Price	$ 4.00
Volatility	143.40%
Risk-free interest rate	0.22%
Expected dividend yield	7.00%
Life of Convertible Preferred Stock (year)	1 year
Series C Preferred Stock - Conversion Option [Member] | 24 February 2015
Derivative [Line Items]
Number of shares convertible into	1,800,000
Fair market value of stock	$ 4.50
Conversion Price	$ 4.00
Volatility	143.40%
Risk-free interest rate	0.22%
Expected dividend yield	7.00%
Life of Convertible Preferred Stock (year)	1 year